AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 86.9%

Banks - 8.4%
Axis Bank Ltd., GDR	184	11,524
Bank Mandiri Persero Tbk. PT	37,144	14,480
China Merchants Bank Co. Ltd., Class H	1,728	7,169
HDFC Bank Ltd.	508	9,303
Komercni Banka A/S	201	5,839
Sberbank of Russia PJSC, ADR*‡^(a)	259	3
Shinhan Financial Group Co. Ltd., ADR	234	6,199
		54,517
Beverages - 2.9%
Budweiser Brewing Co. APAC Ltd.	2,309	4,530
Varun Beverages Ltd.	1,275	14,512
		19,042
Broadline Retail - 6.6%
Alibaba Group Holding Ltd.*	3,422	37,099
Naspers Ltd., Class N	39	6,224
		43,323
Chemicals - 1.7%
Hansol Chemical Co. Ltd.	63	7,830
Skshu Paint Co. Ltd., Class A*	345	3,270
		11,100
Construction & Engineering - 4.9%
China Railway Group Ltd., Class H	16,980	8,728
Larsen & Toubro Ltd., GDR	641	23,187
		31,915
Consumer Staples Distribution & Retail - 2.8%
Atacadao SA	2,264	4,008
BGF retail Co. Ltd.	50	5,223
Pick n Pay Stores Ltd.	2,978	5,819
Raia Drogasil SA	600	3,297
		18,347
Diversified Telecommunication Services - 4.0%
Hellenic Telecommunications Organization SA	753	11,002
HKT Trust & HKT Ltd.	4,671	4,872
Telkom Indonesia Persero Tbk. PT	41,864	10,153
		26,027
Electronic Equipment, Instruments & Components - 1.7%
Delta Electronics, Inc.	1,088	10,938

Energy Equipment & Services - 2.8%
China Oilfield Services Ltd., Class H	9,278	11,094
Tenaris SA, ADR	234	7,395
		18,489
Financial Services - 2.6%
Chailease Holding Co. Ltd.	1,914	10,732
FirstRand Ltd.	1,814	6,114
		16,846
Investments	Shares	Value ($)
Food Products - 1.0%
China Mengniu Dairy Co. Ltd.	2,029	6,778

Hotels, Restaurants & Leisure - 3.2%
Americana Restaurants International plc	5,768	6,440
Melco Resorts & Entertainment Ltd., ADR*	738	7,299
Trip.com Group Ltd.*	208	7,338
		21,077
Household Durables - 1.1%
Haier Smart Home Co. Ltd., Class H	2,267	7,091

Insurance - 5.3%
AIA Group Ltd.	2,161	17,480
Ping An Insurance Group Co. of China Ltd., Class H	2,964	16,789
		34,269
Interactive Media & Services - 6.2%
Tencent Holdings Ltd.	1,039	40,267

IT Services - 0.6%
Globant SA*	19	3,759

Life Sciences Tools & Services - 0.9%
Wuxi Biologics Cayman, Inc.*	969	5,691

Machinery - 0.0%(1)
Doosan Robotics, Inc.*	3	58

Metals & Mining - 4.6%
Anglo American plc	344	9,524
Southern Copper Corp.	152	11,444
Vale SA	688	9,250
		30,218
Oil, Gas & Consumable Fuels - 1.8%
Reliance Industries Ltd.	407	11,424

Real Estate Management & Development - 2.2%
Aliansce Sonae Shopping Centers sa	1,040	4,674
Country Garden Services Holdings Co. Ltd.	2,489	2,529
Longfor Group Holdings Ltd.	4,081	7,213
		14,416
Semiconductors & Semiconductor Equipment - 9.8%
SK Hynix, Inc.	115	9,768
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	625	54,312
		64,080
Software - 0.8%
TOTVS SA	922	4,953

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)

Technology Hardware, Storage & Peripherals - 7.5%
Samsung Electronics Co. Ltd., GDR	39	49,057

Textiles, Apparel & Luxury Goods - 0.8%
GRUPO DE MODA SOMA SA	4,150	5,490

Transportation Infrastructure - 0.9%
Salik Co. PJSC	6,692	6,033

Wireless Telecommunication Services - 1.8%
Bharti Airtel Ltd.	1,063	11,861

TOTAL COMMON STOCKS (Cost $606,088)		567,066

Investments	Shares	Maturity Date	Value ($)

PARTICIPATION NOTES - 5.8%
China
Kweichow Moutai Co. Ltd. (Issuer: UBS AG)*	44	10/21/2024	10,835
Longshine Technology Group Co. Ltd. (Issuer: Bank of America Merrill Lynch)*	2,430	11/2/2023	6,404
NARI Technology Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	4,897	7/18/2024	14,877
Wuliangye Yibin Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	290	7/18/2024	6,198
TOTAL PARTICIPATION NOTES (Cost $38,698)			38,314
Total Investments - 92.7% (Cost $644,786)			605,380
Other assets less liabilities - 7.3%			47,323
Net Assets - 100.0%			652,703

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Security subject to restrictions on resale.
(a)	Security fair valued as of September 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $3, which represents approximately 0.00%(1) of net assets of the Fund.
(1)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Participation Notes

A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2023:

Brazil	4.9%
China	31.2%
Czech Republic	0.9%
Greece	1.7%
Hong Kong	4.5%
India	12.5%
Indonesia	3.8%
Mexico	1.8%
Russia	0.0	%(a)
South Africa	4.2%
South Korea	12.0%
Taiwan	11.6%
United Arab Emirates	1.9%
United States	1.7%
Other(1)	7.3%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 94.1%

Automobile Components - 6.5%
Aptiv plc*	2,062	203,293
Denso Corp.	15,640	251,016
		454,309
Automobiles - 2.2%
Mercedes-Benz Group AG	1,491	103,851
Tesla, Inc.*	197	49,294
		153,145
Building Products - 10.1%
Advanced Drainage Systems, Inc.	693	78,884
Cie de Saint-Gobain SA	3,556	213,035
Daikin Industries Ltd.	258	40,476
Kingspan Group plc	2,451	182,721
Trex Co., Inc.*	3,177	195,799
		710,915
Chemicals - 7.5%
Albemarle Corp.	764	129,911
Croda International plc	1,064	63,779
DSM-Firmenich AG	804	67,918
Ecolab, Inc.	1,571	266,127
		527,735
Commercial Services & Supplies - 3.3%
Tetra Tech, Inc.	1,547	235,190

Construction & Engineering - 9.3%
Quanta Services, Inc.	1,208	225,981
Stantec, Inc.	3,425	222,231
WSP Global, Inc.	1,458	205,778
		653,990
Containers & Packaging - 1.2%
Ball Corp.	1,699	84,576

Electrical Equipment - 8.7%
Array Technologies, Inc.*	4,045	89,759
LG Energy Solution Ltd.*	99	34,942
Plug Power, Inc.*	1,432	10,883
Prysmian SpA	4,581	183,788
Schneider Electric SE	1,120	184,646
Vestas Wind Systems A/S*	4,988	106,465
		610,483
Electronic Equipment, Instruments & Components - 10.4%
Amphenol Corp., Class A	2,615	219,634
Halma plc	6,444	151,394
Hexagon AB, Class B	14,325	121,919
Keyence Corp.	411	152,757
Samsung SDI Co. Ltd.	231	87,596
		733,300
Food Products - 2.5%
Kerry Group plc, Class A	2,114	176,472
Investments	Shares	Value ($)
Household Durables - 1.9%
Garmin Ltd.	1,286	135,287

Independent Power and Renewable Electricity Producers - 1.1%
Brookfield Renewable Corp.	3,316	79,369

Insurance - 1.5%
Intact Financial Corp.	735	107,156

Life Sciences Tools & Services - 5.0%
Danaher Corp.	813	201,705
Thermo Fisher Scientific, Inc.	291	147,296
		349,001
Machinery - 9.3%
AGCO Corp.	598	70,731
Alfa Laval AB	2,979	101,922
Chart Industries, Inc.*	1,213	205,142
Cummins, Inc.	147	33,584
Metso OYJ	15,492	162,308
Xylem, Inc.	928	84,476
		658,163
Semiconductors & Semiconductor Equipment - 3.8%
AIXTRON SE	2,314	85,109
Analog Devices, Inc.	519	90,872
Infineon Technologies AG	2,164	71,769
SolarEdge Technologies, Inc.*	126	16,318
		264,068
Software - 7.3%
ANSYS, Inc.*	523	155,619
Bentley Systems, Inc., Class B	3,154	158,205
Dassault Systemes SE	5,369	199,612
		513,436
Specialized REITs - 0.9%
Equinix, Inc., REIT	91	66,090

Water Utilities - 1.6%
American Water Works Co., Inc.	901	111,571

TOTAL COMMON STOCKS (Cost $6,623,669)		6,624,256

MASTER LIMITED PARTNERSHIPS - 0.5%

Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Partners LP (Cost $42,880)	1,671	36,305

Total Investments - 94.6% (Cost $6,666,549)		6,660,561
Other assets less liabilities - 5.4%		382,042
Net Assets - 100.0%		7,042,603

*	Non-income producing security.

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Abbreviations
OYJ	Public Limited Company

AGF Global Sustainable Equity Fund invested, as a percentage of net assets, in the following countries as of September 30, 2023:

Canada	8.1%
Denmark	1.5%
Finland	2.3%
France	5.9%
Germany	3.7%
Ireland	5.1%
Italy	2.6%
Japan	6.3%
South Korea	1.7%
Sweden	3.2%
Switzerland	1.0%
United Kingdom	3.1%
United States	50.1%
Other(1)	5.4%
100.0%

(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

September 30, 2023 (Unaudited)

Investment Valuation

The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2023 for each Fund based upon the three levels defined above:

AGF Emerging Markets Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks
Banks	$6,199	$48,315	$3	$54,517
Beverages	—	19,042	—	19,042
Broadline Retail	—	43,323	—	43,323
Chemicals	—	11,100	—	11,100
Construction & Engineering	—	31,915	—	31,915
Consumer Staples Distribution & Retail	7,305	11,042	—	18,347
Diversified Telecommunication Services	—	26,027	—	26,027
Electronic Equipment, Instruments & Components	—	10,938	—	10,938
Energy Equipment & Services	7,395	11,094	—	18,489
Financial Services	—	16,846	—	16,846
Food Products	—	6,778	—	6,778
Hotels, Restaurants & Leisure	7,299	13,778	—	21,077
Household Durables	—	7,091	—	7,091
Insurance	—	34,269	—	34,269
Interactive Media & Services	—	40,267	—	40,267
Life Sciences Tools & Services	—	5,691	—	5,691
Machinery	—	58	—	58
Metals & Mining	20,694	9,524	—	30,218
Oil, Gas & Consumable Fuels	—	11,424	—	11,424
Real Estate Management & Development	4,674	9,742	—	14,416
Semiconductors & Semiconductor Equipment	54,312	9,768	—	64,080
Technology Hardware, Storage & Peripherals	—	49,057	—	49,057
Transportation Infrastructure	—	6,033	—	6,033
Wireless Telecommunication Services	—	11,861	—	11,861
Other*	14,202	—	—	14,202
Participation Notes	—	38,314	—	38,314
Total Investments	$122,080	$483,297	$3	$605,380

AGF Investments Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2023 (Unaudited)

AGF Global Sustainable Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks
Automobile Components	$203,293	$251,016	$—	$454,309
Automobiles	49,294	103,851	—	153,145
Building Products	274,683	436,232	—	710,915
Chemicals	396,038	131,697	—	527,735
Electrical Equipment	100,642	509,841	—	610,483
Electronic Equipment, Instruments & Components	219,634	513,666	—	733,300
Food Products	—	176,472	—	176,472
Machinery	393,933	264,230	—	658,163
Semiconductors & Semiconductor Equipment	107,190	156,878	—	264,068
Software	313,824	199,612	—	513,436
Other*	1,822,230	—	—	1,822,230
Master Limited Partnerships	36,305	—	—	36,305
Total Investments	$3,917,066	$2,743,495	$—	$6,660,561

*	See Schedules of Investments for segregation by industry.